Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States	$ 599,898	$ 90,466	$ (2,381,347)
Foreign	10,374,099	8,963,428	14,191,840
Total	$ 10,973,997	$ 9,053,894	$ 11,810,493